Benefit Plans	12 Months Ended
Dec. 31, 2019
Benefit Plans [Abstract]
Benefit Plans
(9)	Benefit Plans

(a)	Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service.  The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation.  The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974.  Contributions are intended to provide for benefits attributed to service to date.  Assets of the plan are administered by Trustco Bank’s Financial Services Department.  This plan was frozen as of December 31, 2006.

The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2019 and 2018:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2019	2018

Projected benefit obligation at beginning of year	$28,518	31,219
Service cost	42	34
Interest cost	1,244	1,197
Benefit payments and expected expenses	(1,798)	(1,937)
Net actuarial loss (gain)	2,818	(1,995)
Projected benefit obligation at end of year	$30,824	28,518

Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2019	2018

Fair Value of plan assets at beginning of year	$44,157	47,227
Actual gain (loss) on plan assets	8,902	(1,126)
Benefit payments and actual expenses	(1,795)	(1,944)
Fair value of plan assets at end of year	51,264	44,157

Funded status at end of year	$20,440	15,639

Amounts recognized in accumulated other comprehensive loss consist of the following as of:

	December 31,
	2019	2018
Net actuarial loss	$1,787	5,122

The accumulated benefit obligation was $30.8 million and $28.5 million at December 31, 2019 and 2018, respectively.

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2019	2018	2017

Service cost	$42	34	42
Interest cost	1,244	1,197	1,303
Expected return on plan assets	(2,811)	(3,012)	(2,742)
Amortization of net loss	59	-	67
Net periodic pension credit	(1,466)	(1,781)	(1,330)

Amortization of net loss	(59)	-	(67)
Net actuarial (gain) loss included in other comprehensive (loss) income	(3,275)	2,149	(2,240)
Total recognized in other comprehensive (loss) income	(3,334)	2,149	(2,307)

Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	$(4,800)	368	(3,637)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is $77 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2020	$1,762
2021	1,810
2022	1,793
2023	1,781
2024	1,790
2025 - 2029	9,002

The assumptions used to determine benefit obligations at December 31 are as follows:

	2019	2018	2017
Discount rate	3.56%	4.53	3.93

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2019	2018	2017
Discount rate	4.53%	3.93	4.41
Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b)	Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers.  This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan.  The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation.  Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations.  The accumulated benefits under this supplementary pension plan was approximately $2.3 million as of December 31, 2019 and 2018. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue.  Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee.  The expense recorded for this plan was $1.9 million, $1.4 million, and $1.1 million, in 2019, 2018, and 2017, respectively.

Rabbi trusts have been established for this plan.  These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments.  These assets are recorded at their fair value and are included in short-term investments in the Consolidated Statements of Condition.  As of December 31, 2019 and 2018, the trusts had assets totaling $2.4 and $2.5 million, respectively.

(c)	Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion.  The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time.  The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2019 and 2018:

Change in Accumulated Benefit Obligation:

(dollars in thousands)
	December 31,
	2019	2018
Accumulated benefit obligation at beginning of year	$5,400	5,613
Service cost	65	53
Interest cost	239	202
Benefits paid	(173)	(178)
Net actuarial loss (gain)	603	(290)
Accumulated benefit obligation at end of year	$6,134	5,400

Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)
	December 31,
	2019	2018
Fair value of plan assets at beginning of year	$22,091	22,922
Actual gain (loss) on plan assets	4,285	(798)
Company contributions	155	145
Benefits paid	(173)	(178)
Fair value of plan assets at end of year	26,358	22,091

Funded status at end of year	$20,224	16,691

The accumulated benefit obligation was $6.1 million and $5.4 million at December 31, 2019 and 2018, respectively.

Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	For the years ended December 31,
	2019	2018	2017
Service cost	$65	53	103
Interest cost	239	202	218
Expected return on plan assets	(990)	(1,028)	(761)
Amortization of net actuarial gain	(333)	(556)	(356)
Amortization of prior service (credit) cost	(197)	(100)	90
Net periodic benefit credit	(1,216)	(1,429)	(706)

Net (gain) loss	(2,692)	830	(1,584)
Amortization of prior service credit (cost)	197	100	(90)
Prior service cost	-	705	-
Amortization of net gain	333	556	356
Total amount recognized in other comprehensive (loss) income	(2,162)	2,191	(1,318)

Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	$(3,378)	762	(2,024)

The estimated amount of net gain that will be amortized from accumulated other comprehensive loss into net periodic benefit income over the next fiscal year is approximately $663 thousand while the estimated amount of prior service credit that will be amortized from accumulated other comprehensive loss into net periodic benefit loss over the next fiscal year is approximately $196 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2020	$161
2021	134
2022	147
2023	163
2024	181
2025 - 2029	1,295

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2019	2018	2017
Discount rate	3.56%	4.53	3.93

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2019	2018	2017
Discount rate	4.53%	3.93	4.41
Expected long-term rate of return on assets, net of tax	4.50	4.50	3.75

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2019 and thereafter.  A one percentage point increase in the assumed health care cost in each year would have an approximate $1.0 million impact on the accumulated postretirement benefit obligation as of December 31, 2019, while a 1% decrease would have an approximate ($954) thousand impact.  The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2019 would be $61 thousand for a one percentage point increase and ($48) thousand for a one percentage point decrease.

(d)	Components of Accumulated Other Comprehensive Loss Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2019 and 2018, respectively:

(dollars in thousands)	December 31, 2019
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(3,275)	(2,692)	(5,967)
Amortization of net actuarial (loss) gain	(59)	333	274
Amortization of prior service credit	-	197	197
Total	$(3,334)	(2,162)	(5,496)

	December 31, 2018
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$2,149	830	2,979
Prior service cost	-	705	705
Amortization of net actuarial gain	-	556	556
Amortization of prior service credit	-	100	100
Total	$2,149	2,191	4,340

(e)	Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2019	2018	2019	2018
Debt Securities	33%	31	34	29
Equity Securities	63	62	63	62
Other	4	7	3	9
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets.  In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment.  Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories.  The Company’s investment goals are to maximize returns subject to specific risk management policies.  Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments.  The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities.  These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2019 and 2018, by asset category, is as follows:

		Fair Value Measurements at December 31, 2019 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,165	2,165	-	-
Equity mutual funds	32,411	32,411	-	-
U.S. government sponsored enterprises	4,434	-	4,434	-
Corporate bonds	11,646	-	11,646	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$51,264	35,184	16,080	-

		Fair Value Measurements at December 31, 2019 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$677	677	-	-
Equity mutual funds	16,794	16,794	-	-
U.S. government sponsored enterprises	2,560	-	2,560	-
Corporate bonds	6,327	-	6,327	-
State and political subdivisions	-	-	-	-

Total Plan Assets	$26,358	17,471	8,887	-

		Fair Value Measurements at December 31, 2018 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,147	3,147	-	-
Equity mutual funds	27,420	27,420	-	-
U.S. government sponsored enterprises	9,376	-	9,376	-
Corporate bonds	3,638	-	3,638	-
Fixed income mutual funds	576	576	-	-

Total Plan Assets	$44,157	31,143	13,014	-

		Fair Value Measurements at December 31, 2018 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,046	2,046	-	-
Equity mutual funds	13,590	13,590	-	-
U.S. government sponsored enterprises	3,111	-	3,111	-
Corporate bonds	3,118	-	3,118	-
State and political subdivisions	226	-	226	-

Total Plan Assets	$22,091	15,636	6,455	-

At December 31, 2019 and 2018, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid‑cap, small‑cap and international funds.

There were no transfers between Level 1 and Level 2 in 2019 and 2018.

The Company made no contributions to its pension and postretirement benefit plans in 2019 or 2018.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2020.

(f)	Incentive and Bonus Plans

During 2006, the Company amended its profit sharing plan to include a 401(k) feature.  Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%.  No profit sharing contributions were made in 2019, 2018 or 2017 but were replaced with Company contributions to the 401(k) feature of the plan.  Expenses related to the plan aggregated $1.2 million for 2019, $1.1 million in 2018 and $1.0 million in 2017.

The Company also has an officers and executive incentive plan.  The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year.  The expense recorded for this plan was $2.9 million, $2.7 million and $1.9 million in 2019, 2018 and 2017, respectively.

The Company has also awarded 1.5 million performance bonus units to the executive officers and directors.  These units become vested and exercisable only under a change of control as defined in the plan.  The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2019, the weighted average strike price of each unit was $8.81.

(g)	Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares.  As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

In May 2019, shareholders of the Company approved the TrustCo Bank Corp NY 2019 Equity Incentive Plan (2019 Equity Incentive Plan) which replaced and combined into one plan both the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (2010 Equity Incentive Plan) and the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (Directors Plan), and all remaining shares eligible for issuance thereunder were canceled.  Under the 2019 Equity Incentive Plan the Company may provide for the issuance of 2,000,000 shares of our common stock which is available for issuance pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance based), to eligible employees and directors.  This allotment of 2,000,000 shares includes the authorized but unissued shares remaining available for issuance under the 2010 Equity Incentive Plan and the Directors Plan.  As of December 31, 2019, the Company may issue approximately 1.7 million shares of our common stock pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance based).

Under the 2019 Equity Incentive Plan, the exercise price of each option shall not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten percent shareholder the option price shall not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2019 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2019	554,641	$6.65
New options awarded - 2019	-	-
Expired options - 2019	(5,750)	-
Options forfeited - 2019	-	-
Exercised options - 2019	(29,800)	6.21
Balance, December 31, 2019	519,091	$6.67	4.5 Years

	Exercisable Options

Balance, December 31, 2019	486,791	$6.69	4.5 Years

At December 31, 2019, the intrinsic value of outstanding stock options and vested stock options was approximately $1.02 million and $952 thousand, respectively.  The Company expects all unvested options to vest according to plan provisions.

During 2019, 2018 and 2017, options for 0 thousand, 177 thousand and 784 thousand shares of stock were exercised, respectively.  The intrinsic value and related tax benefits of stock options exercised in these years was not material.  It is the Company’s policy to generally issue stock upon stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $12 thousand at December 31, 2019.  At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 10 months. Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation were not material.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant.  The Company did not grant new stock option awards in 2019, 2018, or 2017.

During 2019, 2018 and 2017, the Company recognized $5 thousand, $173 thousand and $150 thousand in stock-based compensation expense related to the equity awards, respectively.

(h)	Stock-Based Compensation Plans-Liability Awards

Liability awards are types of stock-based compensation that can be settled in cash (not shares).  As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service-based and performance based liability awards in 2019, 2018 and 2017.

The activity for service-based awards during 2019 was as follows:

Restricted share units

Outstanding Units
Balance, December 31, 2018	218,427
New awards granted	151,668
Forfeited awards	-
Awards settled	(125,822)
Balance, December 31, 2019	244,273

Service-Based Awards: During 2019 and 2018, the Company issued restricted share units to certain eligible officers, executives and its board of directors.  The restricted share units do not hold voting powers, and are not eligible for common stock dividends.  Depending on the year of the grant the awards either become 100% vested after three years based upon a cliff-vesting schedule, 100% vested after one year, or vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2019, 2018 and 2017, the Company recognized $743 thousand, $458 thousand and $633 thousand, respectively, in stock‑based compensation expense related to these awards.  Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled approximately $2.1 million at December 31, 2019.  During 2019, awards granted in 2016 became fully vested and settled, and one third of the awards granted in 2017 and 2018 became vested and settled. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 27 months as of December 31, 2019.

The liability related to service-based liability awards was approximately $170 thousand and $526 thousand at December 31, 2019 and 2018, respectively.

The activity for performance-based awards during 2019 was as follows:

Performance share units

Outstanding Units
Balance, December 31, 2018	408,893
New awards granted	172,006
Forfeited awards	-
Awards settled	(102,348)
Balance, December 31, 2019	478,551

Performance Based Awards: During 2019, 2018 and 2017, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2016, those have been fully vested and unpaid.  For units granted subsequent to 2016, all of the units are unvested as of December 31, 2019, and the Company expects to meet the required performance criteria of the awards.

During 2019, 2018 and 2017, the Company recognized approximately $1.6 million, $644 thousand and $1.2 million, respectively, in stock based compensation expense related to these units.  Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $2.8 million at December 31, 2019.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 26 months as of December 31, 2019.

The liability related to performance based liability awards totaled $2.6 million and $1.7 million at December 31, 2019 and 2018, respectively.